Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Current portion	$ 805	$ 773
Long-term portion	2,508	2,864
Total lease liabilities	$ 3,313	$ 3,637